Activity in Accident and Health Claim Reserves (Detail) (Accident and health, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accident and health
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Balance at January 1, net of reinsurance recoverable of $200, $256, and $277, respectively	$ 2,229	$ 2,514	$ 2,150
Current year	868	28	472
Prior years	564	153	305
Total incurred	1,432	181	777
Current year	77	14	95
Prior years	2,552	452	318
Total paid	2,629	466	413
Balance at December 31, net of reinsurance recoverable of $264, $200, and $256, respectively	$ 1,032	$ 2,229	$ 2,514